May 30, 1997

VIA EDGAR  TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:    Variable Account I of  AIG  Life Insurance Company
         File No. 33-58504


Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of AIG Life Insurance Company (the Company) and Variable Account I, we certify that the form of the Prospectuses and Statements of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 6 to the Registration Statement for Variable Account I, which was filed electronically and became effective on May 1, 1997.


If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2987.


Very truly yours,


/s/ Kenneth D. Walma
---------------------------
Kenneth D. Walma